Accounts and Other Receivables - Summary of Detailed Information of Accounts and Other Receivables (Parenthetical) (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Prepayments of employment incentive paid	$ 1,541	$ 6,852
Borrowings maturity	2 years
AMTD Group [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Prepayments of subscription bond instrument		$ 11,452
Repayment holding company	$ 11,452
Fixed interest rate [member] | Bottom of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Borrowings interest rate	5.00%
Fixed interest rate [member] | Top of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Borrowings interest rate	8.00%